UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-2890

Fidelity Phillips Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2018

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Government Cash Reserves

August 31, 2018

CAS-QTLY-1018
1.805742.114

Schedule of Investments August 31, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Debt - 9.5%
	Yield(a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 9.5%
U.S. Treasury Bills
9/6/18 to 2/28/19	1.91 to 2.25%	$9,608,750	$9,563,005
U.S. Treasury Notes
9/30/18 to 1/31/20	1.96 to 2.23 (b)	3,010,310	3,009,929
TOTAL U.S. TREASURY DEBT
(Cost $12,572,934)			12,572,934

U.S. Government Agency Debt - 46.3%
Federal Agencies - 46.3%
Fannie Mae
1/28/19 to 7/30/19	2.01 to 2.19 (b)	1,009,500	1,008,731
Federal Farm Credit Bank
12/12/18 to 5/6/19	1.98 to 2.12 (b)	116,000	115,939
Federal Home Loan Bank
9/4/18 to 2/10/20	1.90 to 2.21 (b)	60,076,975	60,038,429
Freddie Mac
9/14/18 to 9/25/18	1.91 to 1.98	39,000	38,967
TOTAL U.S. GOVERNMENT AGENCY DEBT
(Cost $61,202,066)			61,202,066

U.S. Government Agency Repurchase Agreement - 17.4%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at 1.97% dated 8/31/18 due 9/4/18 (Collateralized by (U.S. Government Obligations) #	$10,062,551	$10,060,347
With:
Barclays Bank PLC at:
1.96%, dated 8/31/18 due 9/7/18 (Collateralized by U.S. Government Obligations valued at $562,142,396, 2.90% - 4.50%, 12/1/20 - 8/1/48)	551,210	551,000
1.97%, dated 8/30/18 due 9/6/18 (Collateralized by U.S. Government Obligations valued at $243,846,702, 3.61% - 4.00%, 12/1/20 - 8/1/48)	239,092	239,000
1.98%, dated 8/28/18 due 9/4/18 (Collateralized by U.S. Government Obligations valued at $121,426,732, 4.00%, 6/1/48)	119,046	119,000
BMO Capital Markets Corp. at 2.03%, dated 7/25/18 due 9/7/18 (Collateralized by U.S. Treasury Obligations valued at $65,669,444, 0.00% - 6.00%, 9/27/18 - 8/15/48)	64,300	64,000
BMO Harris Bank NA at 2.03%, dated 7/25/18 due 9/7/18 (Collateralized by U.S. Government Obligations valued at $65,430,924, 3.00% - 5.50%, 4/15/27 - 8/1/48)	64,300	64,000
BNP Paribas, SA at:
2.04%, dated 8/17/18 due 9/7/18 (Collateralized by U.S. Treasury Obligations valued at $93,555,905, 0.00% - 6.63%, 11/15/18 - 7/1/48)	91,209	90,900
2.05%, dated 8/20/18 due 9/7/18 (Collateralized by U.S. Government Obligations valued at $92,990,768, 0.00% - 8.00%, 2/15/19 - 6/25/48)	91,110	90,800
2.11%, dated 8/21/18 due 9/7/18 (Collateralized by U.S. Government Obligations valued at $509,527,915, 0.00% - 8.50%, 1/31/19 - 8/1/48)	499,521	496,900
2.14%, dated 8/27/18 due 9/7/18 (Collateralized by U.S. Government Obligations valued at $280,215,859, 0.00% - 7.00%, 2/15/19 - 6/1/48)	275,281	273,800
Citibank NA at:
1.98%, dated 8/28/18 due 9/4/18 (Collateralized by U.S. Treasury Obligations valued at $75,763,896, 0.00% - 6.25%, 3/27/19 - 11/15/46)	74,028	74,000
1.99%, dated 8/28/18 due 9/4/18 (Collateralized by U.S. Treasury Obligations valued at $455,247,566, 0.00% - 8.50%, 9/18/18 - 8/1/48)	445,172	445,000
Deutsche Bank Securities, Inc. at 1.99%, dated 8/31/18 due 9/4/18 (Collateralized by U.S. Treasury Obligations valued at $197,803,728, 3.50% - 3.75%, 4/15/45 - 11/15/46)	192,042	192,000
HSBC Securities, Inc. at 1.97%, dated 8/29/18 due 9/5/18 (Collateralized by U.S. Government Obligations valued at $758,925,099, 2.23% - 6.50%, 5/1/23 - 7/1/48)	744,085	743,800
ING Financial Markets LLC at:
1.97%, dated 8/31/18 due 9/7/18 (Collateralized by U.S. Government Obligations valued at $107,124,160, 2.24% - 4.50%, 2/1/46 - 5/16/53)	105,040	105,000
1.99%, dated 8/28/18 due 9/4/18 (Collateralized by U.S. Government Obligations valued at $105,100,652, 3.50% - 4.00%, 3/1/46 - 6/1/47)	103,040	103,000
2%, dated:
7/3/18 due 9/4/18 (Collateralized by U.S. Government Obligations valued at $113,616,270, 3.00% - 5.00%, 4/1/42 - 8/1/48)	111,389	111,000
7/25/18 due 9/27/18 (Collateralized by U.S. Government Obligations valued at $134,946,680, 3.00% - 4.50%, 7/1/44 - 2/1/48)	132,469	132,000
2.01%, dated 6/8/18 due 9/7/18 (Collateralized by U.S. Government Obligations valued at $185,527,100, 2.50% - 4.50%, 6/1/27 - 8/1/48)	181,920	181,000
2.04%, dated:
6/12/18 due 9/17/18 (Collateralized by U.S. Government Obligations valued at $110,684,362, 3.50% - 4.00%, 4/1/42 - 6/1/47)	108,594	108,000
6/14/18 due 9/19/18 (Collateralized by U.S. Government Obligations valued at $185,477,868, 2.50% - 5.00%, 8/1/27 - 5/1/48)	181,995	181,000
6/15/18 due 9/20/18 (Collateralized by U.S. Government Obligations valued at $259,244,496, 2.50% - 5.60%, 10/1/20 - 8/1/48)	254,391	253,000
2.07%, dated 8/17/18 due 10/16/18 (Collateralized by U.S. Government Obligations valued at $74,537,531, 2.24% - 4.50%, 4/1/42 - 5/16/53)	73,252	73,000
Merrill Lynch, Pierce, Fenner & Smith at 1.93%, dated 8/6/18 due 9/6/18 (Collateralized by U.S. Government Obligations valued at $558,807,442, 2.50% - 5.00%, 9/1/25 - 8/1/48)	547,909	547,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at:
2%, dated:
8/7/18 due 10/9/18 (Collateralized by U.S. Government Obligations valued at $266,634,120, 1.41% - 5.72%, 8/1/19 - 11/20/65)	261,914	261,000
8/8/18 due 10/10/18 (Collateralized by U.S. Government Obligations valued at $95,002,290, 1.30% - 5.00%, 6/30/20 - 8/1/48)	93,326	93,000
8/9/18 due 10/11/18 (Collateralized by U.S. Government Obligations valued at $189,994,040, 2.00% - 5.50%, 11/1/26 - 8/20/48)	186,300	186,000
2.02%, dated:
8/13/18 due 10/12/18 (Collateralized by U.S. Government Obligations valued at $250,208,488, 2.00% - 7.50%, 10/1/25 - 10/20/65)	245,344	245,000
8/14/18 due 10/15/18 (Collateralized by U.S. Government Obligations valued at $189,943,554, 2.50% - 5.00%, 4/1/24 - 8/1/48)	186,647	186,000
2.05%, dated 8/24/18 due 10/23/18 (Collateralized by U.S. Government Obligations valued at $240,870,785, 2.00% - 6.00%, 8/1/26 - 10/15/58)	236,806	236,000
2.06%, dated 8/28/18 due 10/26/18 (Collateralized by U.S. Government Obligations valued at $205,102,122, 2.32% - 5.00%, 8/1/19 - 7/20/68)	201,679	201,000
2.07%, dated 8/30/18 due 10/30/18 (Collateralized by U.S. Government Obligations valued at $318,331,494, 2.33% - 5.72%, 3/1/19 - 8/1/48)	313,094	312,000
Nomura Securities International, Inc. at:
1.97%, dated 8/31/18 due 9/4/18 (Collateralized by U.S. Government Obligations valued at $578,474,795, 0.00% - 6.00%, 10/31/18 - 8/20/48)	567,124	567,000
1.98%, dated 8/28/18 due 9/4/18 (Collateralized by U.S. Government Obligations valued at $1,509,160,864, 0.00% - 8.88%, 2/1/19 - 7/20/68)	1,479,569	1,479,000
RBC Financial Group at 1.96%, dated:
6/4/18 due 9/4/18 (Collateralized by U.S. Government Obligations valued at $140,439,943, 2.11% - 4.50%, 6/1/24 - 6/1/56)	137,686	137,000
6/5/18 due 9/5/18 (Collateralized by U.S. Government Obligations valued at $318,891,683, 1.50% - 6.50%, 6/1/21 - 6/1/56)	312,558	311,000
8/20/18 due 9/7/18 (Collateralized by U.S. Government Obligations valued at $926,960,041, 2.11% - 7.00%, 3/1/20 - 6/1/56)	909,533	908,000
8/29/18 due 9/7/18 (Collateralized by U.S. Government Obligations valued at $291,115,930, 2.11% - 6.96%, 4/1/21- 6/1/56)	285,350	284,900
Societe Generale at 1.98%, dated 8/28/18 due 9/4/18 (Collateralized by U.S. Treasury Obligations valued at $393,939,149, 0.00% - 6.25%, 4/15/19 - 2/15/47)	385,148	385,000
Sumitomo Mitsui Trust Bank Ltd. at 2.05%, dated:
8/21/18 due 9/4/18 (Collateralized by U.S. Government Obligations valued at $195,231,990, 2.00% - 3.50%, 1/15/21 - 6/20/46)	191,152	191,000
8/22/18 due 9/5/18 (Collateralized by U.S. Government Obligations valued at $196,097,734, 3.00% - 4.00%, 12/20/43 - 6/20/47)	192,153	192,000
8/23/18 due 9/6/18 (Collateralized by U.S. Government Obligations valued at $197,574,658, 2.00% - 4.50%, 1/15/21 - 6/20/48)	193,390	193,236
8/24/18 due 9/7/18 (Collateralized by U.S. Government Obligations valued at $197,525,834, 2.00% - 3.00%, 1/15/21 - 11/20/46)	193,357	193,203
8/28/18 due 9/7/18 (Collateralized by U.S. Government Obligations valued at $196,770,778, 2.00% - 4.50%, 1/15/21 - 6/20/48)	192,661	192,508
8/30/18 due 9/7/18 (Collateralized by U.S. Government Obligations valued at $177,885,155, 4.50%, 4/20/48 - 6/20/48)	174,139	174,000
8/31/18 due 9/7/18 (Collateralized by U.S. Government Obligations valued at $196,672,012, 2.00% - 3.50%, 1/15/21 - 6/20/46)	192,670	192,516
9/4/18 due 9/7/18)(c)	194,155	194,000
9/5/18 due 9/7/18(c)	191,015	190,863
9/6/18 due 9/7/18(c)	192,600	192,446
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $22,996,219)		22,996,219

U.S. Treasury Repurchase Agreement - 27.0%
With:
BMO Harris Bank NA at:
1.94%, dated:
8/8/18 due 9/7/18 (Collateralized by U.S. Treasury Obligations valued at $168,453,325, 2.13% - 3.75%, 11/15/18 - 8/15/44)	165,320	165,000
8/13/18 due 9/7/18 (Collateralized by U.S. Treasury Obligations valued at $169,016,601, 1.50% - 3.13%, 11/15/20 - 8/15/44)	165,267	165,000
1.99%, dated:
7/20/18 due 9/7/18 (Collateralized by U.S. Treasury Obligations valued at $169,544,150, 1.50% - 2.75%, 7/31/19 - 11/15/42)	166,707	166,000
8/23/18 due 9/7/18 (Collateralized by U.S. Treasury Obligations valued at $168,790,548, 2.00% - 2.38%, 3/15/21 - 2/15/22)	165,392	165,000
2%, dated 7/17/18 due 9/7/18 (Collateralized by U.S. Treasury Obligations valued at $169,701,307, 1.50% - 2.88%, 7/31/19 - 11/15/46)	166,775	166,000
2.01%, dated 7/30/18 due 9/7/18 (Collateralized by U.S. Treasury Obligations valued at $168,681,870, 2.00% - 3.75%, 11/15/18 - 11/15/26)	165,563	164,900
2.03%, dated 8/15/18 due 9/7/18 (Collateralized by U.S. Treasury Obligations valued at $168,679,688, 2.25%, 12/31/23)	165,467	164,900
2.08%, dated 8/9/18 due 9/7/18
(Collateralized by U.S. Treasury Obligations valued at $118,017,321, 3.75%, 11/15/18)	115,598	115,000
(Collateralized by U.S. Treasury Obligations valued at $50,288,331, 3.75%, 11/15/18)	49,255	49,000
BNP Paribas, SA at:
1.94%, dated:
7/9/18 due 9/7/18 (Collateralized by U.S. Treasury Obligations valued at $686,212,793, 0.00% - 8.75%, 9/13/18 - 2/15/48)	670,160	668,000
7/10/18 due 9/7/18 (Collateralized by U.S. Treasury Obligations valued at $428,583,768, 1.14% - 7.50%, 4/30/19 - 5/15/48)	419,196	417,800
7/11/18 due 9/7/18 (Collateralized by U.S. Treasury Obligations valued at $171,812,106, 1.13% - 6.88%, 4/30/20 - 11/15/47)	168,361	167,800
8/7/18 due 9/6/18 (Collateralized by U.S. Treasury Obligations valued at $169,541,052, 1.18% - 5.38%, 10/31/19 - 8/15/47)	165,267	165,000
8/10/18 due 9/7/18 (Collateralized by U.S. Treasury Obligations valued at $337,628,146, 0.00% - 8.00%, 9/13/18 - 2/15/47)	329,567	329,000
8/13/18 due 9/7/18 (Collateralized by U.S. Treasury Obligations valued at $677,578,495, 1.38% - 6.00%, 8/31/23 - 8/15/45)	661,067	660,000
1.95%, dated:
6/4/18 due 9/4/18 (Collateralized by U.S. Treasury Obligations valued at $342,390,655, 0.00% - 6.25%, 9/13/18 - 11/15/47)	334,659	333,000
6/5/18 due 9/5/18 (Collateralized by U.S. Treasury Obligations valued at $342,468,203, 0.00% - 8.75%, 2/21/19 - 8/15/47)	334,659	333,000
7/2/18 due 9/6/18 (Collateralized by U.S. Treasury Obligations valued at $172,218,419, 1.88% - 8.00%, 11/15/21 - 11/15/47)	167,597	167,000
7/16/18 due 9/7/18 (Collateralized by U.S. Treasury Obligations valued at $511,951,833, 0.00% - 8.75%, 9/13/18 - 11/15/47)	501,525	499,900
7/18/18 due 9/7/18 (Collateralized by U.S. Treasury Obligations valued at $340,928,125, 0.00% - 8.75%, 9/13/18 - 5/15/47)	333,097	332,000
7/20/18 due 9/7/18 (Collateralized by U.S. Treasury Obligations valued at $384,134,269, 1.14% - 4.75%, 4/30/19 - 8/15/45)	376,219	375,000
7/25/18 due 9/7/18 (Collateralized by U.S. Treasury Obligations valued at $339,187,697, 1.13% - 8.13%, 7/31/19 - 8/15/45)	332,896	331,800
8/22/18 due 9/7/18 (Collateralized by U.S. Treasury Obligations valued at $506,020,496, 0.00% - 8.75%, 2/7/19 - 2/15/48)	495,965	495,000
8/23/18 due 9/7/18 (Collateralized by U.S. Treasury Obligations valued at $337,698,854, 1.14% - 8.50%, 4/30/19 - 11/15/46)	329,624	329,000
8/24/18 due 9/7/18 (Collateralized by U.S. Treasury Obligations valued at $337,626,789, 1.13% - 6.25%, 4/30/19 - 11/15/47)	329,488	328,900
1.97%, dated 8/6/18 due 9/7/18 (Collateralized by U.S. Treasury Obligations valued at $541,458,035, 1.18% - 7.63%, 10/31/19 - 8/15/45)	531,653	530,000
2.03%, dated:
8/16/18 due 9/7/18 (Collateralized by U.S. Treasury Obligations valued at $840,213,384, 0.00% - 8.50%, 9/13/18 - 11/15/46)	824,781	822,000
8/17/18 due 9/7/18 (Collateralized by U.S. Treasury Obligations valued at $168,082,929, 0.00% - 8.50%, 1/31/19 - 11/15/47)	164,555	164,000
2.04%, dated 8/20/18 due 9/7/18 (Collateralized by U.S. Treasury Obligations valued at $336,242,310, 1.14% - 4.38%, 4/30/19 - 5/15/48)	330,119	329,000
2.13%, dated 8/27/18 due 9/7/18 (Collateralized by U.S. Treasury Obligations valued at $506,788,992, 0.00% - 7.63%, 9/13/18 - 11/15/47)	496,660	494,000
2.14%, dated 8/28/18 due 9/7/18 (Collateralized by U.S. Treasury Obligations valued at $379,415,941, 0.00% - 4.63%, 9/13/18 - 2/15/47)	373,811	371,800
Commerz Markets LLC at:
1.99%, dated:
8/30/18 due 9/6/18 (Collateralized by U.S. Treasury Obligations valued at $401,332,110, 0.88% - 3.75%, 5/15/19 - 5/15/48)	393,152	393,000
8/31/18 due 9/4/18 (Collateralized by U.S. Treasury Obligations valued at $1,892,391,032, 1.25% - 3.75%, 11/15/18 - 2/15/46)	1,854,410	1,854,000
2%, dated 8/28/18 due 9/4/18 (Collateralized by U.S. Treasury Obligations valued at $401,921,348, 1.25% - 3.00%, 6/30/19 - 2/15/46)	393,953	393,800
Credit AG at:
1.96%, dated 8/31/18 due 9/7/18 (Collateralized by U.S. Treasury Obligations valued at $334,632,951, 0.00% - 1.86%, 11/1/18 - 4/30/20)	328,125	328,000
1.97%, dated 8/29/18 due 9/5/18 (Collateralized by U.S. Treasury Obligations valued at $279,571,816, 1.25% - 1.50%, 12/31/18 - 7/31/23)	274,105	274,000
Deutsche Bank AG at 1.98%, dated 8/31/18 due 9/4/18 (Collateralized by U.S. Treasury Obligations valued at $418,433,335, 1.13% - 8.13%, 12/15/18 - 8/15/47)	409,090	409,000
Deutsche Bank Securities, Inc. at:
1.98%, dated 8/31/18 due 9/4/18 (Collateralized by U.S. Treasury Obligations valued at $279,891,618, 1.38% - 2.88%, 2/28/19 - 11/15/46)	274,060	274,000
1.99%, dated:
8/28/18 due 9/4/18 (Collateralized by U.S. Treasury Obligations valued at $399,974,235, 0.00% - 7.88%, 11/1/18 - 5/15/48)	391,151	391,000
8/30/18 due 9/6/18 (Collateralized by U.S. Treasury Obligations valued at $799,724,492, 0.00% - 8.75%, 9/6/18 - 2/15/48)	783,303	783,000
Fixed Income Clearing Corp. - BNYM at 1.99%, dated 8/31/18 due 9/4/18 (Collateralized by U.S. Treasury Obligations valued at $4,756,260,030, 0.00% - 3.38%, 9/27/18 - 2/15/45)	4,664,031	4,663,000
HSBC Securities, Inc. at 1.96%, dated:
8/29/18 due 9/5/18 (Collateralized by U.S. Treasury Obligations valued at $325,486,304, 1.13% - 6.13%, 6/30/19 - 8/15/29)	319,122	319,000
8/31/18 due:
9/4/18 (Collateralized by U.S. Treasury Obligations valued at $166,995,180, 1.00%, 11/15/19)	163,035	163,000
9/5/18 (Collateralized by U.S. Treasury Obligations valued at $495,827,980, 0.75% - 2.75%, 10/31/18 - 8/15/26)	486,132	486,000
ING Financial Markets LLC at:
1.96%, dated 8/31/18 due 9/4/18
(Collateralized by U.S. Treasury Obligations valued at $708,945,957, 1.25% - 2.63%, 1/31/20 - 1/31/23)	695,151	695,000
(Collateralized by U.S. Treasury Obligations valued at $236,575,210, 1.38% - 2.13%, 4/30/19 - 8/15/26)	232,051	232,000
1.97%, dated 8/29/18 due 9/5/18 (Collateralized by U.S. Treasury Obligations valued at $82,647,128, 1.25% - 2.75%, 9/30/22 - 11/15/26)	81,031	81,000
1.98%, dated 8/27/18 due 9/10/18 (Collateralized by U.S. Treasury Obligations valued at $103,077,512, 0.00% - 3.63%, 10/11/18 - 5/15/48)	101,078	101,000
Lloyds Bank PLC at:
1.96%, dated 8/7/18 due 9/7/18 (Collateralized by U.S. Treasury Obligations valued at $172,488,197, 1.50%, 4/15/20)	169,285	169,000
1.98%, dated 5/21/18 due 9/7/18 (Collateralized by U.S. Treasury Obligations valued at $13,332,322, 1.25% - 2.50%, 3/31/19 - 5/15/24)	13,078	13,000
2%, dated 5/29/18 due 9/19/18 (Collateralized by U.S. Treasury Obligations valued at $192,890,473, 2.63% - 6.75%, 11/15/20 - 8/15/26)	189,180	188,000
2.04%, dated:
6/13/18 due 9/25/18 (Collateralized by U.S. Treasury Obligations valued at $168,764,145, 2.63% - 6.75%, 8/15/20 - 8/15/26)	165,972	165,000
6/15/18 due 9/25/18 (Collateralized by U.S. Treasury Obligations valued at $168,949,072, 2.63%, 11/15/20)	165,954	165,000
2.05%, dated 8/10/18 due 10/10/18 (Collateralized by U.S. Treasury Obligations valued at $85,830,789, 2.63% - 6.75%, 11/15/20 - 8/15/26)	84,292	84,000
2.06%, dated:
7/18/18 due 10/23/18 (Collateralized by U.S. Treasury Obligations valued at $204,452,254, 1.00%, 11/30/19)	201,110	200,000
7/20/18 due 10/24/18 (Collateralized by U.S. Treasury Obligations valued at $244,237,527, 1.38%, 9/15/20)	240,313	239,000
2.09%, dated 8/2/18 due 11/2/18 (Collateralized by U.S. Treasury Obligations valued at $83,703,017, 8.00%, 11/15/21)	82,438	82,000
2.12%, dated 8/15/18 due 11/15/18 (Collateralized by U.S. Treasury Obligations valued at $85,817,633, 6.00%, 2/15/26)	84,455	84,000
2.14%, dated 8/23/18 due 11/23/18 (Collateralized by U.S. Treasury Obligations valued at $252,775,451, 2.63% - 6.75%, 11/15/20 - 8/15/26)	249,356	248,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at 1.97%, dated 7/3/18 due 9/6/18 (Collateralized by U.S. Treasury Obligations valued at $85,975,450, 1.13% - 3.63%, 3/31/20 - 5/15/28)	84,299	84,000
Mizuho Securities U.S.A., Inc. at 1.96%, dated 8/31/18 due 9/4/18 (Collateralized by U.S. Treasury Obligations valued at $2,167,346,458, 1.13% - 3.13%, 8/15/20 - 5/15/26)	2,125,463	2,125,000
MUFG Securities (Canada), Ltd. at:
1.96%, dated:
8/28/18 due 9/7/18 (Collateralized by U.S. Treasury Obligations valued at $126,528,378, 1.38% - 3.38%, 11/15/19 - 2/15/46)	124,088	124,000
8/30/18 due:
9/6/18 (Collateralized by U.S. Treasury Obligations valued at $60,196,395, 2.13%, 5/15/25)	59,022	59,000
9/7/18 (Collateralized by U.S. Treasury Obligations valued at $60,196,469, 1.88% - 2.75%, 3/31/20 - 6/30/25)	59,026	59,000
1.97%, dated 8/31/18 due 9/7/18 (Collateralized by U.S. Treasury Obligations valued at $152,013,341, 1.38% - 3.63%, 5/15/19 - 5/15/28)	149,090	149,000
1.98%, dated 8/27/18 due:
9/5/18 (Collateralized by U.S. Treasury Obligations valued at $51,022,530, 2.00% - 3.13%, 5/15/19 - 7/31/25)	50,025	50,000
9/6/18 (Collateralized by U.S. Treasury Obligations valued at $51,022,531, 1.38% - 3.38%, 11/15/19 - 11/15/27)	50,028	50,000
9/7/18 (Collateralized by U.S. Treasury Obligations valued at $51,022,469, 1.63% - 2.88%, 8/31/20 - 5/15/26)	50,030	50,000
MUFG Securities EMEA PLC at:
1.93%, dated:
8/7/18 due 9/7/18 (Collateralized by U.S. Treasury Obligations valued at $67,376,631, 1.13% - 2.75%, 11/30/18 - 2/15/24)	66,173	66,000
8/9/18 due 9/6/18 (Collateralized by U.S. Treasury Obligations valued at $83,705,131, 1.25% - 2.25%, 11/30/18 - 11/15/27)	82,123	82,000
8/15/18 due 9/4/18 (Collateralized by U.S. Treasury Obligations valued at $83,825,771, 2.25% - 2.50%, 1/31/25 - 2/15/46)	82,088	82,000
8/22/18 due 9/7/18 (Collateralized by U.S. Treasury Obligations valued at $33,703,704, 2.75%, 4/30/25 - 2/15/28)	33,039	33,000
8/24/18 due:
9/4/18 (Collateralized by U.S. Treasury Obligations valued at $218,152,444, 2.75%, 2/28/25 - 4/30/25)	214,126	214,000
9/7/18 (Collateralized by U.S. Treasury Obligations valued at $59,709,243, 3.00%, 5/15/45)	58,053	58,000
8/27/18 due 9/5/18
(Collateralized by U.S. Treasury Obligations valued at $269,168,901, 2.63%, 8/15/20)	264,127	264,000
(Collateralized by U.S. Treasury Obligations valued at $46,907,206, 2.63%, 8/15/20)	46,022	46,000
1.94%, dated:
8/2/18 due 9/7/18 (Collateralized by U.S. Treasury Obligations valued at $118,294,102, 1.63% - 2.75%, 8/15/20 - 5/15/26)	116,150	115,900
8/15/18 due 9/7/18 (Collateralized by U.S. Treasury Obligations valued at $50,380,301, 2.50% - 2.88%, 6/30/23 - 11/15/46)	49,071	49,000
8/17/18 due 9/7/18 (Collateralized by U.S. Treasury Obligations valued at $99,835,145, 1.25% - 2.25%, 2/28/19 - 8/15/27)	98,032	97,900
8/20/18 due 9/7/18 (Collateralized by U.S. Treasury Obligations valued at $87,692,244, 1.13% - 2.75%, 5/31/19 - 2/28/25)	86,144	86,000
8/21/18 due 9/7/18 (Collateralized by U.S. Treasury Obligations valued at $50,920,497, 1.50% - 2.50%, 9/30/22 - 2/15/46)	49,859	49,800
8/22/18 due 9/7/18 (Collateralized by U.S. Treasury Obligations valued at $33,846,344, 1.88% - 3.00%, 5/31/22 - 5/15/47)	33,060	33,000
1.95%, dated 8/24/18 due 9/7/18 (Collateralized by U.S. Treasury Obligations valued at $100,927,819, 1.38% - 2.25%, 2/28/19 - 2/15/26)	99,182	99,000
1.96%, dated:
7/26/18 due 9/7/18 (Collateralized by U.S. Treasury Obligations valued at $67,368,421, 1.13% - 1.38%, 2/28/19 - 2/28/21)	66,223	66,000
7/27/18 due 9/7/18 (Collateralized by U.S. Treasury Obligations valued at $52,071,716, 1.50% - 3.75%, 11/15/18 - 3/31/23)	51,169	51,000
Natixis SA at:
1.92%, dated 8/6/18 due 9/5/18 (Collateralized by U.S. Treasury Obligations valued at $338,382,520, 0.00% - 7.88%, 11/8/18 - 11/15/47)	331,530	331,000
1.94%, dated:
8/23/18 due 9/7/18 (Collateralized by U.S. Treasury Obligations valued at $672,780,212, 0.00% - 8.75%, 9/30/18 - 2/15/48)	660,136	659,000
8/24/18 due 9/7/18 (Collateralized by U.S. Treasury Obligations valued at $1,173,263,213, 0.00% - 8.50%, 11/8/18 - 11/15/47)	1,150,919	1,149,000
Nomura Securities International, Inc. at 1.96%, dated 8/29/18 due 9/5/18 (Collateralized by U.S. Treasury Obligations valued at $2,548,569,231, 0.00% - 9.00%, 10/31/18 - 5/15/48)	2,495,951	2,495,000
Norinchukin Bank at:
2%, dated 7/24/18 due 9/21/18 (Collateralized by U.S. Treasury Obligations valued at $173,769,508, 2.00% - 3.63%, 2/15/20 - 11/15/26)	170,557	170,000
2.01%, dated 6/7/18 due 9/10/18 (Collateralized by U.S. Treasury Obligations valued at $85,063,380, 1.50%, 8/15/26)	83,440	83,000
2.02%, dated 6/8/18 due 9/11/18 (Collateralized by U.S. Treasury Obligations valued at $85,063,380, 1.50%, 8/15/26)	83,442	83,000
2.05%, dated:
7/2/18 due 10/2/18 (Collateralized by U.S. Treasury Obligations valued at $84,950,173, 1.50%, 8/15/26)	83,435	83,000
7/6/18 due 10/9/18 (Collateralized by U.S. Treasury Obligations valued at $171,911,163, 2.00%, 11/15/26)	168,909	168,000
2.06%, dated:
7/11/18 due 10/11/18 (Collateralized by U.S. Treasury Obligations valued at $85,828,656, 1.50%, 8/15/26)	84,342	83,900
7/12/18 due 10/12/18 (Collateralized by U.S. Treasury Obligations valued at $85,824,127, 1.50%, 8/15/26)	84,342	83,900
2.08%, dated:
7/17/18 due 10/17/18 (Collateralized by U.S. Treasury Obligations valued at $173,851,554, 2.00%, 11/15/26)	170,904	170,000
7/19/18 due 10/19/18 (Collateralized by U.S. Treasury Obligations valued at $139,067,418, 1.50%, 8/15/26)	136,723	136,000
2.09%, dated 7/23/18 due 10/23/18 (Collateralized by U.S. Treasury Obligations valued at $174,815,646, 3.63%, 2/15/20)	171,913	171,000
2.19%, dated 8/28/18 due 11/28/18 (Collateralized by U.S. Treasury Obligations valued at $264,232,581, 3.63%, 2/15/20)	260,450	259,000
RBC Dominion Securities at:
1.95%, dated 6/7/18 due 9/5/18 (Collateralized by U.S. Treasury Obligations valued at $342,407,693, 1.00% - 7.13%, 2/15/19 - 11/15/47)	335,628	334,000
2.02%, dated 7/20/18 due 9/7/18 (Collateralized by U.S. Treasury Obligations valued at $169,798,504, 1.00% - 5.50%, 4/30/19 - 2/15/46)	166,838	166,000
RBS Securities, Inc. at 1.98%, dated:
8/28/18 due 9/4/18 (Collateralized by U.S. Treasury Obligations valued at $403,055,120, 2.13% - 2.50%, 5/31/20 - 8/15/27)	395,152	395,000
8/29/18 due 9/5/18 (Collateralized by U.S. Treasury Obligations valued at $99,993,028, 1.50% - 2.75%, 8/15/20 - 5/31/23)	98,038	98,000
SMBC Nikko Securities America, Inc. at 1.97%, dated 8/31/18 due 9/4/18 (Collateralized by U.S. Treasury Obligations valued at $285,520,913, 2.00% - 2.25%, 11/15/21 - 2/15/27)	280,061	280,000
Societe Generale at:
1.97%, dated 7/30/18 due 9/27/18 (Collateralized by U.S. Treasury Obligations valued at $342,131,912, 0.00% - 8.50%, 1/17/19 - 5/15/47)	335,078	334,000
1.98%, dated 7/23/18 due 9/24/18 (Collateralized by U.S. Treasury Obligations valued at $173,301,983, 0.00% - 8.88%, 12/31/18 - 5/15/48)	169,586	169,000
Sumitomo Mitsui Trust Bank Ltd. at:
2.03%, dated:
8/22/18 due 9/5/18 (Collateralized by U.S. Treasury Obligations valued at $33,755,480, 1.75% - 2.75%, 1/15/21 - 11/15/23)	33,026	33,000
8/29/18 due 9/7/18 (Collateralized by U.S. Treasury Obligations valued at $32,709,563, 1.75% - 2.00%, 1/15/21 - 5/15/23)	32,025	32,000
2.04%, dated 9/5/18 due 9/7/18(d)	33,039	33,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $35,682,000)		35,682,000
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $132,453,219)		132,453,219
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(304,013)
NET ASSETS - 100%		$132,149,206

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Government Obligations as collateral on settlement date.

 (d) Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Treasury Obligations as collateral on settlement date.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value (000s)
$10,060,347,000 due 9/04/18 at 1.97%
BNP Paribas, S.A.	$508,595
BNY Mellon Capital Markets LLC	254,298
Bank of America NA	1,737,700
Citibank NA	423,829
HSBC Securities (USA), Inc.	211,915
J.P. Morgan Securities, Inc.	2,680,720
Merrill Lynch, Pierce, Fenner & Smith, Inc.	381,446
Mizuho Securities USA, Inc.	868,850
RBC Dominion Securities, Inc.	119,431
Sumitomo Mitsu Bk Corp Ny (DI)	1,360,492
Wells Fargo Securities LLC	1,513,071
$10,060,347

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Phillips Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Phillips Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	October 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	October 29, 2018

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	October 29, 2018